February 14, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 90 (amendment no. 92 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust including the prospectus and statement of additional information (“SAI”) of the Harbor Convertible Securities Fund and Harbor Emerging Markets Debt Fund, each a newly formed series of the Trust (each, a “Fund” and collectively, the “Funds”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and is intended to become effective on May 1, 2011. The purpose for the Amendment is to register shares of each of the Funds on Form N-1A.

Request for Selective Review

Due to similarities in the disclosure contained in the Funds’ Prospectuses and combined SAI (as contained in the Amendment) to the disclosure set forth in the Trust’s prior Prospectus and SAI (as contained in post-effective amendment No. 89 (amendment No. 91 under the 1940 Act) to the Trust’s registration statement), the Trust hereby requests that the staff of the Commission use the selective review procedures set forth in Release No. 33-6510 (IC-13768) in processing the Amendment. The Trust requests selective review with respect to the entire Amendment except with respect to disclosure contained under the following sections of the Prospectus and SAI, which disclosure is materially different from that contained in the Prior Amendments:

Harbor Convertible Securities Fund Prospectus

1.	Pages 1-3, “Fund Summary”;

2.	Page 6, “The Adviser and Subadviser”; and

3.	Page 7, “The Adviser and Subadviser – Composite Performance Information”;

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission

December 3, 2010

Harbor Emerging Markets Debt Fund Prospectus

4.	Pages 1-3, “Fund Summary”;

5.	Pages 6-7, “The Adviser and Subadviser”; and

6.	Pages 8, “The Adviser and Subadviser – Composite Performance Information”;

Combined SAI for both Harbor Convertible Securities Fund and Harbor Emerging Markets Debt Fund

7.	Page 2, “Additional Policies and Investment Techniques”; and

8.	Pages 59-61, “Portfolio Managers.”

Please note that the disclosure under the section in the SAI entitled “The Portfolio Managers” for the Harbor Convertible Securities Fund has not materially changed, other than to include references to the Fund. The subadviser of the Harbor Convertible Securities Fund is currently a subadviser to an existing Harbor fund.

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4420.

Sincerely,

/s/ Charles F. McCain
Charles F. McCain
Chief Compliance Officer

Cc:	Christopher P. Harvey, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Susan A. DeRoche

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.